Shareholder Fees (Vanguard Convertible Securities Fund, Vanguard Convertible Securities Fund - Investor Shares, USD $)	12 Months Ended
Nov. 30, 2013
Vanguard Convertible Securities Fund | Vanguard Convertible Securities Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for certain fund account balances below $10,000)	$ 20